RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2023
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

20. RELATED PARTY BALANCES AND TRANSACTIONS

Related party balances

The amount due from related parties, current of $48,614 and $40,582 and amount due from related parties, non-current of $33,489 and $32,313 as of December 31, 2022 and 2023, respectively, primarily consist of receivables of $52,424 and $33,664 for Horus, respectively, and $29,613 and $36,832 for Recursos, respectively, as of December 31, 2022 and 2023, each the Company’s 49% owned affiliates in Mexico.

The amount due to related parties as of December 31, 2022 and 2023 were $89 and $511, respectively.

Guarantees and loans

Dr. Shawn Qu fully guaranteed loan facilities from a Chinese bank of RMB12,000 ($1,882) in 2021. No amount was drawn down under the facilities as of December 31, 2021. Dr. Shawn Qu did not guarantee loan facilities of the Company in 2022 and 2023.

Sales and purchase contracts with affiliates

In 2023, the Company sold one solar power project to CSIF, the Company’s 14.54% owned affiliate in Japan, in the amount of JPY230,144 ($1,591). In 2021, the Company sold two solar power projects to CSIF in the amount of JPY30,601,181 ($282,133).

20. RELATED PARTY BALANCES AND TRANSACTIONS (Continued)

Sales and purchase contracts with affiliates (Continued)

In 2021, 2022 and 2023, the Company provided asset management service to CSIF in the amount of JPY829,053 ($7,541), JPY545,131 ($4,180) and JPY1,405,513 ($10,004), respectively, and provided power services (O&M) to CSIF in the amounts of JPY981,161 ($9,195), JPY914,933 ($7,036) and JPY984,527 ($6,974), respectively.

In 2023, the Company sold modules to subsidiaries of Marangatu, the Company’s 30% owned affiliate in Brazil with the remaining 70% ownership by a Brazilian investor, in the amount of $100,939.

In 2023, the Company sold modules to subsidiaries of Panati, the Company’s 30% owned affiliate in Brazil with the remaining 80% ownership by a Brazilian investor, in the amount of $67,463.

In 2021 and 2022, the Company sold modules to subsidiaries of Francisco, the Company’s 20% owned affiliate in Brazil with the remaining 80% ownership by Chinese investors, in the amounts of $24,883 and $642, respectively.

In 2021 and 2022, the Company sold modules to subsidiaries of Lavras, the Company’s 20% owned affiliate in Brazil with the remaining 80% ownership by Chinese investors, in the amounts of $30,064 and $202, respectively.

In 2021 and 2022, the Company sold modules to subsidiaries of Salgueiro, the Company’s 20% owned affiliate in Brazil with the remaining 80% ownership by Chinese investors, in the amounts of $324 and $357, respectively.

In 2021, the Company sold modules to subsidiaries of Jaiba, the Company’s 20% owned affiliate in Brazil with the remaining 80% ownership by Chinese investors, in the amount of $7,090.

In 2021, 2022 and 2023, the Company provided battery energy storage solutions to subsidiaries of Crimson, the Company’s 20% owned affiliate in the U.S. with the remaining 80% ownership by a Canadian infrastructure fund, in the amounts of $19,777, $367,383 and $17,182, respectively.

In 2021, 2022 and 2023, the Company purchased raw materials from Yancheng Jiwa New Material Technology Co., Ltd., the Company’s 10.91% owned affiliate with the remaining 89.09% ownership by Chinese investors, in the amounts of RMB10,831 ($1,688), RMB34,772 ($5,192) and RMB58,869 ($8,300), respectively.

In 2021, the Company purchased raw materials from Luoyang Jiwa New Material Technology Co., Ltd., the Company’s 10.91% owned affiliate with the remaining 89.09% ownership by Chinese investors, in the amount of RMB19,378 ($2,995).